Acquisition of Swell Companies (Narrative) (Details)	1 Months Ended	12 Months Ended
	May 24, 2019 USD ($) share $ / shares	Jan. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	May 24, 2021 USD ($) share	Jul. 01, 2020 USD ($)	Dec. 27, 2019 share	May 25, 2019 USD ($)	Jan. 31, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Convertible promissory note		$ 1,136,065	$ 1,845,830
Amount of share purchase warrants issued		793,745
Consideration payable		846,256	1,375,268					$ 0
Derivative liabilities		3,699,151	23,097					$ 0
Commitment to issue shares		1,100,881	1,044,881
Goodwill written off		22,375,225	5,160,741
Intangible assets written off		$ 23,911,485	$ 5,160,741
Swell Companies Limited ("Swell")
Disclosure of detailed information about business combination [line items]
Total consideration	$ 18,812,683
Cash deposits and notes receivable	5,050,000
Convertible promissory note	1,000,000
Liabilities assumed	1,070,907
Common shares issued	1,130,363
Amount of share purchase warrants issued	786,284
Consideration payable	$ 9,775,129						$ 846,256
Issuance of common shares | share	1,266,667					7,015,238
Percentage of share issued into escrow		25.00%
Derivative liabilities	$ 4,707,370
Cash consideration payable	846,256
Commitment to issue shares	$ 4,221,503
Goodwill written off		$ 13,676,649
Intangible assets written off		1,536,260
Estimated higher revenue		1,370,000
Estimated lower net income		$ 940,000
Acquisition date share price | $ / shares	$ 1.20
Exercise price of acquisition warrants | $ / shares	$ 1.50
Expected life of acquisition warrants	5 years
Percentage of volatility rate of aquisition warrants	102.60%
Percentage of risk free rate of aquisition warrants	2.16%
Swell Companies Limited ("Swell") | Events after reporting period
Disclosure of detailed information about business combination [line items]
Total consideration					$ 850,000
Consideration payable				$ 7,350,000
Percentage of interest rate					9.50%
Issuance of common shares | share				7,015,238
Cash consideration payable				$ 5,000,000